Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Seven:
Leader Series II/IIR/III

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:
Leader Series II/IIR/III

Supplement dated August 25, 2025 to the variable annuity prospectus dated May 1, 2025 and the updating summary prospectus dated April 30, 2025
This contract was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These marketing names include: Leaders Series II/IIR/III, Wells Fargo Leaders Series I/IR/II, Leaders / Chase Series I-II, Classic Leaders, Leaders Select Series I, Huntington Leaders Series I, and Select Leaders Series V.
The following supplements and amends the above mentioned variable annuity prospectus and updating summary prospectus. Please read this supplement and retain it for future reference. Special terms not defined in this supplement have the same meanings as in your variable annuity prospectus and updating summary prospectus.
In Appendix A - Funds Available Under the Contract: the following fund fees current expenses are updated:

Fund and Adviser/Subadviser	Current Expenses
Allspring VT Index Asset Allocation Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.01%*
American Funds Asset Allocation Fund - Class 2 Adviser: Capital Research and Management Company	0.55%
American Funds Capital World Growth and Income Fund - Class 2 Adviser: Capital Research and Management Company	0.66%*
American Funds Washington Mutual Investors Fund - Class 2 Adviser: Capital Research and Management Company	0.52%*
LVIP JPMorgan Core Bond Portfolio - Standard Class Adviser: JPMorgan Investment Management, Inc.	0.49%
LVIP JPMorgan Mid Cap Value Portfolio - Standard Class Adviser: JPMorgan Investment Management, Inc.	0.74%
MFS® Research Series - Initial Class Adviser: Massachusetts Financial Services Company	0.74%*

HV-8169